INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAXES
Schedule of Income tax expense differences

	2022	2021
Loss for the year	$(88,890)	$(117,567)
Statutory income tax rate	27.00%	27.00%
Expected income tax benefit	(24,000)	(31,743)
Items not deductible for income tax purposes	2,939	3,814
Non-taxable items	(3,733)	(3,474)
Flow-through share issuances	10,562	12,128
QuestEx acquisition	459	—
Other	(744)	(1,295)
Change in unrecognized deferred tax assets	14,517	20,570
Income tax expense	$—	$—

Schedule of deferred tax assets and liabilities

Deferred tax assets (liabilities)	2022	2021
Non-capital losses carried forward	$2,707	$—
Share issue costs	95	—
Net capital losses	(21)	—
Exploration and evaluation	(2,781)	—
Net deferred tax assets	$—	$—

Schedule of Unrecognized deductible temporary differences

	2022	2021
Equipment	$4,819	$3,111
Share issue costs	5,861	5,444
Net capital losses	1,598	982
Provision for closure and reclamation	6,160	5,151
Non-capital losses carried forward	150,701	92,213
Exploration and evaluation	28,742	37,215
Unrecognized deductible temporary differences	$197,881	$144,116